Note Payable - Seller (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Notes Payable - Seller (Textual)
Accrued interest	$ 197,485	$ 215,633
Howco [Member]
Notes Payable - Seller (Textual)
Issuance of note payable	$ 900,000
Notes bears interest rate	5.50%
Maturity date of note	Sep. 09, 2017
Default interest rate	8.00%